Loss per share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss per share (Details)
Loss from continuing operations available to common shareholders	$ (134,574,945)	$ (477,771,926)	$ (196,414,581)	$ (450,389,837)
Loss from discontinued operations available to common shareholders	(13,410,139)	(83,578,124)	(15,385,455)	(86,074,460)
Loss available to common shareholders	$ (147,985,084)	$ (561,350,050)	$ (211,800,036)	$ (536,464,297)	$ (587,060,124)	$ (6,463,606)
Adjustments to mezzanine equity					$ 0	$ (22,475,312)
Weighted average number of shares, basic and diluted	103,489,965	98,421,935	101,154,772	93,802,606	95,006,080	15,218,750
Loss available to common shareholders adjusted for the effect of dilution					$ (587,060,124)	$ (28,938,918)
Basic and diluted loss per share from continuing operations	$ (1.30)	$ (4.85)	$ (1.94)	$ (4.80)
Basic and diluted loss per share from discontinued operations	(0.13)	(0.85)	(0.15)	(0.92)
Basic and diluted loss per share	$ 1.43	$ (5.70)	$ (2.09)	$ (5.72)	$ (6.18)	$ (1.90)